Jamie M. Gershkow jgershkow@stradley.com 212.404.0654	Stradley Ronon Stevens & Young, LLP 100 Park Avenue Suite 2000 New York, NY 10017 Telephone 212.812.4124 Fax 646.682.7180 www.stradley.com

1933 Act Rule 497(j)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

November 1, 2022

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-0505

Re:                             The UBS Funds
File Nos. 033-47287 and 811-06637

Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 155/156 to the Registration Statement of The UBS Funds relating to Class A, Class P, and Class P2 shares (as applicable) of the UBS All China Equity Fund, UBS Dynamic Alpha Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund, UBS Global Allocation Fund, UBS International Sustainable Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Multi Income Bond Fund (formerly, Total Return Bond Fund) and UBS Sustainable Development Bank Bond Fund, which was filed with the U.S. Securities and Exchange Commission electronically on October 28, 2022.

Please direct questions or comments relating to the filing to me at the above-referenced telephone number or, in my absence, to Jana L. Cresswell at (215) 564-8048.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow